Related Party Transactions (Details)									1 Months Ended					12 Months Ended
	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Feb. 05, 2023 USD ($) shares	Jan. 26, 2023 USD ($)	Nov. 14, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 14, 2022 $ / shares	Jul. 31, 2023 shares	Jul. 25, 2023 USD ($) $ / shares shares	Jan. 23, 2023 USD ($) shares	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 EUR (€)	Nov. 03, 2022	Oct. 20, 2022 USD ($)	Nov. 03, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Convertible debenture initial value												$ 48,666								$ 551,399	€ 500,000	€ 45,000	€ 25,000
Interest rate	18.00%	18.00%	18.00%							1.25%		1.00%		1.00%		18.00%	18.00%		18.00%	4.00%	4.00%	1.00%
Common shares, issued (in Shares) | shares							164,574
Share price per share (in Dollars per share) | $ / shares							$ 40	$ 25
Principal amount							$ 6,559,294
Accrued interest							23,686							$ 46,811	$ 30,224
Loans and borrowings balance							$ 6,582,980
Matured date						Jan. 31, 2023						Feb. 01, 2023	Feb. 01, 2023
Total remaining outstanding balance										$ 360,960
Common shares (in Shares) | shares										582,193
Aggregate principal amount														1,192,953
Other payables														1,420,963
Balances payable to related parties														2,255,522	679,617
Remuneration payable to key management
Received a loan	$ 29,258	$ 2,219	$ 17,714			$ 30,224										C$ 40,000	C$ 3,000		C$ 24,000					€ 25,000		$ 3,000,000
Bear interest amount						200
Late fee amount						$ 200
Loan balance														49,664
Business development and strategic amount				$ 650,000							$ 550,000
Issuance of RSU (in Shares) | shares				161,295					140,746		289,473
Common shares (in Shares) | shares				161,295					140,746		289,473
Payment				$ 350,395
Maturity period	12 months	12 months	12 months
Accrued interest remains outstanding														$ 19,306
Issuance of shares (in Shares) | shares																		879,895
Secured convertible debenture [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																									1.00%
Unsecured Debenture [Member]
Related Party Transactions (Details) [Line Items]
Interest rate														7.00%
Halo Collective, Inc [Member] | Secured convertible debenture [Member]
Related Party Transactions (Details) [Line Items]
Convertible debenture initial value																											$ 6,559,294
Halo Note [Member]
Related Party Transactions (Details) [Line Items]
Interest rate														7.00%
Share price per share (in Dollars per share) | $ / shares										$ 0.62
Principal amount														$ 1,192,953
Other payables														54,808
Accrued interest remains outstanding														1,420,963
Director [Member]
Related Party Transactions (Details) [Line Items]
Convertible debenture initial value														49,192
Remuneration payable to key management														889,367	679,617
J Dhaliwal [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														99,051
K Field [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														81,384
H Singh [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														81,384
D Jenkins [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														81,384
K. Sidhu [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														375,445
T Scott [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														85,733	507,326
Y. Liang [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														28,196
T Virk [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management															15,092
T Flow [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management															49,617
Dr. Akkar-Schenkl [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management															17,223
L Mojela [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management															15,092
P Van den Berg [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														8,417	16,344
C Kié [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														15,418	22,335
G Jones [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														8,333	10,379
P Freyre [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														10,039	7,619
G Dingaan [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														8,333	10,379
B Baker [Member]
Related Party Transactions (Details) [Line Items]
Remuneration payable to key management														6,250	8,211
B.C. Ltd [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest remains outstanding														31,346
Unsecured Debenture [Member]
Related Party Transactions (Details) [Line Items]
Interest rate												0.75%										0.75%
Additional loan												$ 48,666	€ 45,000
Accrued interest remains outstanding														$ 2,369
Unsecured Debenture [Member] | Halo Note [Member]
Related Party Transactions (Details) [Line Items]
Interest rate														7.00%
Principal amount					$ 328,000
Matured date														Jun. 25, 2023
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Interest rate					7.00%
Principal amount					$ 328,000
Matured date					Jun. 25, 2023
Issuance of shares (in Shares) | shares														582,193